OPTIONS (Tables)	12 Months Ended
Jun. 30, 2023
Other Liabilities Disclosure [Abstract]
SCHEDULE OF SHARE OPTION ACTIVITY

The following table summarized the Company’s share option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years

Outstanding June 30, 2020	500,000	$1.50	0.35
Exercisable, June 30, 2020	413,337	$1.50	0.19
Granted	-	-	-
Cancelled	-	-	-
Exercised	(10,000)	-	-
Outstanding June 30, 2021	490,000	$1.50	0.03
Exercisable, June 30, 2021	483,341	$1.50	0.03
Granted	-	-	-
Cancelled	-	-	-
Exercised	(270,000)	-	-
Outstanding June 30, 2022	220,000	$1.50	-
Exercisable, June 30, 2022	220,000	$1.50	-
Granted	1,650,000	1.00	-
Cancelled	-	-	-
Exercised	-	-	-
Outstanding June 30, 2023	1,870,000	1.00	5.03
Exercisable, June 30, 2023	550,000	1.00	5.03